Business Segments (Details2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Other Significant Reconciling Item [Line Items]
Depreciation and amortization	$ 151.1	$ 156.4	$ 160.8
Capital expenditures	168.2	139.2	122.7
Operating Segments
Segment Reporting Other Significant Reconciling Item [Line Items]
Depreciation and amortization	151.1	156.4	160.8
Capital expenditures	168.2	139.2	122.7
Operating Segments | High Performance Materials & Components
Segment Reporting Other Significant Reconciling Item [Line Items]
Depreciation and amortization	84.7	90.6	91.5
Capital expenditures	119.9	71.7	52.7
Operating Segments | Advanced Alloys & Solutions
Segment Reporting Other Significant Reconciling Item [Line Items]
Depreciation and amortization	63.5	62.9	63.4
Capital expenditures	47.4	64.5	69.1
Operating Segments | Corporate [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Depreciation and amortization	2.9	2.9	5.9
Capital expenditures	$ 0.9	$ 3.0	$ 0.9